Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Basis of Presentation

1. Basis of Presentation

LendingClub Corporation (Lending Club) is an online marketplace connecting borrowers and investors. LC Advisors, LLC (LCA), is a registered investment advisor with the Securities and Exchange Commission (SEC) and wholly-owned subsidiary of Lending Club that acts as the general partner for certain private funds and advisor to separately managed accounts (SMAs) and a fund of which its wholly-owned subsidiary RV MP Fund GP, LLC, is the general partner. Springstone Financial, LLC (Springstone), is a wholly-owned subsidiary of Lending Club that facilitates education and patient finance loans. LC Trust I (the Trust) is an independent Delaware business trust that acquires loans from Lending Club and holds them for the sole benefit of certain investors that have purchased a trust certificate (Certificate) issued by the Trust and that are related to specific underlying loans for the benefit of the investor.

The accompanying unaudited condensed consolidated financial statements include Lending Club, its subsidiaries (collectively referred to as the Company, we, or us) and the Trust. All intercompany balances and transactions have been eliminated.These condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and contain all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the results and financial position for the periods presented. These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates, and results reported in the interim periods are not necessarily indicative of the results for the full year or any other interim period.

In the first quarter of 2017, the Company simplified the presentation of “Total net revenue” in the unaudited Condensed Consolidated Statements of Operations to present revenues from transactions with investors as a single line item “Investor fees” by aggregating the revenues previously reported as “Servicing fees” and “Management fees.” Additionally, the Company aggregated “Fair value adjustments - loans, loans held for sale, notes and certificates” into “Other revenue (expense).” These changes had no impact to “Total net revenue.” Prior period amounts have been reclassified to conform to the current period presentation.

The accompanying interim condensed consolidated financial statements and these related notes should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016 (Annual Report) filed on February 28, 2017.

2. Summary of Significant Accounting Policies

Revenue Recognition

Transaction Fees: Transaction fees are paid by issuing banks or patient service providers to Lending Club for the work Lending Club performs through its platform and Springstone’s platform in facilitating loans for its issuing bank partners. These fees are recognized as a component of net operating revenue at the time of loan issuance. Factors affecting the amount of fees paid to the issuing bank by the borrower and from the bank to the Company include initial loan amount, term, credit quality, and other factors. The Company records transaction fee revenue net of program fees paid to WebBank. See “Loan Trailing Fee Liability” below for further discussion.

Commencing with the origination fee increase announced in March 2016, in the event a borrower prepays a loan in full before maturity, the Company assumes the issuing bank partner’s obligation under Utah law to refund the pro-rated amount of the fee received by the bank in excess of 5%. Additionally, the Company may provide refunds to patient finance borrowers when the borrower cancels the loan under certain conditions. Since Lending Club can estimate refunds based on loan cancellation or prepayment experience, the Company also records transaction fee revenue net of estimated refunds at the time of loan issuance.

Servicing Fees: Note investors, certain certificate holders and whole loan purchasers typically pay Lending Club a servicing fee on each payment received from a borrower or on the investors’ month-end principal balance of loans serviced. The servicing fee compensates the Company for managing payments from borrowers and payments to investors and maintaining investors’ account portfolios. The Company records servicing fees as a component of net operating revenue when received. Servicing fees can be, and have been, modified or waived at management’s discretion. Servicing fees also include the change in fair value of loan servicing assets and liabilities.

Management Fees: Qualified investors can invest in investment funds managed by LCA. LCA charges limited partners in the investment funds a management fee payable monthly in arrears, based on a limited partner’s capital account balance at month end. LCA also earns management fees on SMAs, payable monthly in arrears, based on the month-end balances in the SMA accounts. Management fees are a component of net operating revenue in the consolidated statements of operations and are recorded as earned. Management fees can be, and have been, modified or waived at the discretion of LCA.

Other Revenue (Expense): Other revenue (expense) consists primarily of gains and losses on sales of whole loans, incentives that were offered to purchasers of whole loans in the second and third quarters of 2016, and referral revenue earned from partner companies when customers referred by Lending Club complete specified actions with them.

Whole Loan Sales

Under loan sale agreements, the Company sells all of its right, title and interest in certain loans. At the time of such sales, the Company simultaneously enters into loan servicing agreements under which it acquires the right to service the loans. The Company calculates a gain or loss on the whole loan sale, including the acquisition of loan servicing rights, based on the net proceeds from the whole loan sale, minus the net investment in the loans being sold.

Additionally, as needed, the Company will record a liability for significant estimated post-sale obligations or contingent obligations to the purchasers of the whole loans in “Accrued expenses and other liabilities” in the consolidated balance sheets.

The Company elected the fair value option for whole loans acquired that are designated to be sold. All transaction fees and all direct costs incurred in the origination process are recognized in earnings as earned or incurred and are not deferred. Transaction fees for whole loans sold are included in “Transaction fees” and direct loan origination costs are included in “Origination and servicing” operating expense in the consolidated statements of operations. Gains and losses from whole loan sales are recorded in “Other revenue (expense)” in the consolidated statements of operations.

Net Income (Loss) Per Share

Earnings (loss) per share (EPS) is the amount of net income (loss) available to each share of common stock outstanding during the reporting period. Diluted EPS is the amount of net income (loss) available to each share of common stock outstanding during the reporting period, adjusted to include the effect of potentially dilutive common shares. Potentially dilutive common shares are excluded from the computation of diluted EPS in periods in which the effect would be antidilutive. Potentially dilutive common shares include incremental shares issued for stock options and warrants to purchase common stock. The Company calculates diluted EPS using the treasury stock method. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Cash and Cash Equivalents

Cash and cash equivalents include the Company’s unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. The Company considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted Cash

Restricted cash consists primarily of checking, money market and certificate of deposit accounts that are: (i) pledged to or held in escrow by the Company’s correspondent banks as security for transactions processed on or related to Lending Club’s platform or activities by certain investors; (ii) pledged through a credit support agreement with a certificate holder; (iii) held in a Rabbi Trust through a grantor trust agreement to satisfy obligations to participants under the Company’s 2016 Cash Retention Bonus Plan (Cash Retention Plan). See “Note 15. Employee Incentive and Retirement Plans” for additional information; or (iv) received from investors but not yet applied to their accounts on the platform and transferred to segregated bank accounts that hold investors’ funds.

Investor cash balances (excluding transactions-in-process) are held in segregated bank or custodial accounts and are not commingled with the Company’s monies or held on the Company’s consolidated balance sheet.

Securities Available for Sale

Securities available for sale are recorded at fair value and unrealized gains and losses are reported, net of taxes, in accumulated other comprehensive income (loss) included in stockholders’ equity unless management determines that a security is other-than-temporarily impaired (OTTI). Realized gains and losses from sales of securities available for sale are determined on a specific identification basis and are included in other revenue (expense). Purchases and sales of securities available for sale are recorded on the trade date.

Management evaluates whether securities available for sale are OTTI on a quarterly basis. Debt securities with unrealized losses are considered OTTI if the Company intends to sell the security or if it is more likely than not that it will be required to sell such security before any anticipated recovery. If management determines that a security is OTTI under these circumstances, the impairment recognized in earnings is measured as the entire difference between the amortized cost and then-current fair value.

A security is also OTTI if management does not expect to recover all of the amortized cost of the security. In this circumstance, the impairment recognized in earnings represents estimated credit loss, and is measured by the difference between the present value of expected cash flows and the amortized cost of the security. Management utilizes cash flow models to estimate the expected future cash flow from the securities to estimate the credit loss when necessary. Expected cash flows are discounted using the security’s effective interest rate.

The evaluation of whether the Company expects to recover the amortized cost of a security is inherently judgmental. The evaluation includes the assessment of several security performance indicators, including the magnitude and duration of the unrealized loss and whether the Company has received all scheduled principal and interest payments. There were no impairment charges recognized during 2016 or 2015.

Loans, Notes and Certificates at Fair Value

The Company has elected fair value accounting for loans and related notes and the Certificates. The fair value election for these loans, notes and certificates results in symmetrical accounting in that changes in the fair value of loans are generally offset by equal changes in the fair values of notes and certificates, given the payment dependent structure of the notes and certificates. Changes in the fair value of loans, notes and certificates are recorded in fair value adjustments in the statement of operations in the period of the fair value changes. The Company places loans on non-accrual status at 120 days past due. The Company charges off loans no later than 150 days past due, or earlier in the event of notification of borrower bankruptcy.

Loans Held for Sale at Fair Value

Loans held by the Company with the intent to sell are recognized on the balance sheet as loans held for sale. Loans held for sale are measured at fair value. The fair value methodology for the measurement of loans held for sale is consistent with that of loans not classified as held for sale. The fair value adjustments related to loans held for sale are recorded in the period of the fair value changes.

Servicing Assets and Liabilities at Fair Value

The Company records servicing assets and liabilities at their estimated fair values when it sells whole loans to unrelated third-party whole loan buyers or when the servicing contract commences. The gain or loss on a loan sale is recorded in other revenue (expense) in the consolidated statements of operations while the component of the gain or loss that is based on the degree to which the loan servicing fee is above or below an estimated market rate loan servicing fee is recorded as an offset in servicing assets or liabilities. Servicing assets and liabilities are recorded in “Other assets” and “Accrued expenses and other liabilities,” respectively, on the consolidated balance sheets. The Company uses the fair value measurement method to account for changes in servicing assets and liabilities. As such, changes in the fair value of servicing assets and liabilities are reported in “Servicing fees” in the consolidated statements of operations in the period in which the changes occur.

Loan Trailing Fee Liability

In February 2016, the Company revised the agreement with its primary issuing bank partner to include an additional program fee (Loan Trailing Fee). The Loan Trailing Fee is dependent on the amount and timing of principal and interest payments made by borrowers of the underlying loans, and gives the issuing bank an ongoing financial interest in the performance of the loans it originates. This fee is paid by the Company to the issuing bank partner over the term of the respective loans and is a function of the principal and interest payments. In the event that principal and interest payments are not made, the Company is not required to make this Loan Trailing Fee payment. The Loan Trailing Fee is recorded initially at fair value with subsequent changes to this liability netted against transaction fees on the Company’s consolidated statement of operations. The fair value of the Loan Trailing Fee represents the present value of the expected monthly Loan Trailing Fee, which considers assumptions of expected prepayment rates and future credit losses.

Fair Value of Assets and Liabilities

The Company uses fair value measurement to record loans, notes, certificates and servicing assets and liabilities at fair value on a recurring basis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The fair value hierarchy includes the following three-level classification, which is based on the market observability of the inputs used for estimating the fair value of the assets or liabilities being measured:

Level 1	—	Quoted market prices in active markets for identical assets or liabilities.

Level 2	—	Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).

Level 3	—	Inputs that are unobservable in the market but reflective of the types of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow methodologies or similar techniques. The Company utilizes discounted cash flow valuation techniques based on its estimate of future cash flows that are expected to occur over the life of a financial instrument.

Unobservable inputs are considered significant if, by their exclusion, the estimated fair value of a Level 3 asset or liability would be impacted by a significant percentage change, or based on qualitative factors such as the nature of the instrument and significance of the unobservable inputs relative to other inputs used within the valuation.

Loans and related notes and certificates, and loans held for sale are measured at estimated fair value using a discounted cash flow valuation methodology. The fair valuation methodology considers projected prepayments and uses the historical actual defaults, losses and recoveries on our loans to project future losses and net cash flows on loans.

Loan servicing assets and liabilities are measured at estimated fair value using a discounted cash flow valuation methodology. The cash flows in the valuation model represent the difference between the contractual servicing fees charged to whole loan buyers and an estimated market servicing fee. Since contractual servicing fees are generally based on the monthly unpaid principal balance of the underlying loans, the expected cash flows in the model incorporate estimates of net losses and prepayments.

Securities Available for Sale

The Company uses quoted prices in active markets to measure the fair value of securities available for sale, when available. When utilizing market data and bid-ask spreads, the Company uses the price within the bid-ask spread that best represents fair value. When quoted prices do not exist, the Company uses prices obtained from independent third-party pricing services to measure the fair value of securities available for sale. The Company’s primary independent pricing service provides prices based on observable trades and discounted cash flows that incorporate observable information, such as yields for similar types of securities (a benchmark interest rate plus observable spreads) and weighted-average maturity for the same or similar securities. The Company compares the prices obtained from its primary independent pricing service to the prices obtained from the additional independent pricing services to determine if the price obtained from the primary independent pricing service is reasonable. The Company does not adjust the prices received from independent third-party pricing services unless such prices are inconsistent with the definition of fair value and result in a material difference in the recorded amounts.

Financial Instruments Not Recorded at Fair Value

Financial instruments not recorded at fair value on a recurring basis include cash and cash equivalents, restricted cash, accrued interest receivable, deposits, accrued interest payable, accounts payable and payables to investors. These assets and liabilities are recorded at historical cost. Given the short-term nature of these instruments, the Company considers the amortized cost to approximate their fair values.

Accrued Interest

Accrued interest income on loans is calculated based on the contractual interest rate of the loan and recorded as interest income as earned. Loans are placed on non-accrual status upon reaching 120 days past due. When a loan is placed on non-accrual status, the Company stops accruing interest and reverses all accrued but unpaid interest as of such date. Accrued interest payable on notes and certificates is also reduced when the corresponding loan is placed on non-accrual status, due to the payment dependent structure of the notes and certificates.

Property, Equipment and Software, net

Property, equipment and software consists of internally developed and purchased software, computer equipment, leasehold improvements, furniture and fixtures and construction in process, which are recorded at cost, less accumulated depreciation and amortization.

Computer equipment, purchased software and furniture and fixtures are depreciated or amortized on a straight line basis over three to five years. Leasehold improvements are amortized over the shorter of the lease term excluding renewal periods or the estimated useful life. Internally developed software is amortized on a straight line basis over the project’s estimated useful life, generally three years.

Internally developed software is capitalized when preliminary development efforts are successfully completed and it is probable that the project will be completed and the software will be used as intended. Capitalized costs consist of salaries and payroll related costs for employees and fees paid to third-party consultants who are directly involved in development efforts. Costs related to preliminary project activities and post implementation activities including training and maintenance are expensed as incurred. Costs incurred for upgrades and enhancements that are considered to be probable to result in additional functionality are capitalized.

The Company evaluates potential impairments of its property, equipment and software whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Events or changes in circumstances that could result in impairment include, but are not limited to, underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the Company’s overall business and significant negative industry or economic trends. The determination of recoverability of these assets is based on whether an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition exceed the net book value of the asset. If the asset is not recoverable, measurement of an impairment loss is based on the fair value of the asset. When an impairment loss is recognized, the carrying amount of the asset is reduced to its estimated fair value.

Consolidation of Variable Interest Entities

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its own operations, whose equity holders do not have the power to direct the activities most significantly affecting the economic outcome of those activities, or whose equity holders do not share proportionately in the losses or receive the residual returns of the entity. The determination of whether an entity is a VIE requires a significant amount of judgment. When the Company has a controlling financial interest in a VIE, it must consolidate the results of the VIE’s operations into its consolidated financial statements. A controlling financial interest exists if the Company has both the power to direct the VIE’s activities that most significantly affect the VIE’s economic performance (power) and the obligation to absorb losses or receive benefits that could be potentially significant to the VIE (economics).

LC Trust I

The Company has determined that the Trust is a VIE and that the Company has a controlling financial interest in the Trust and therefore must consolidate the Trust in its consolidated financial statements. The Company established the Trust in February 2011 and funded it with a nominal residual investment. The Company is the only residual investor in the Trust. The purpose of the Trust is to acquire and hold loans for the benefit of investors who have invested in certificates issued by the Trust. The Trust conducts no other business other than purchasing and retaining loans or portions thereof for the benefit of the investment funds and their underlying limited partners. The Trust holds loans, none of which are financed by the Company. The cash flows from the loans held by the Trust are used to repay obligations under the certificates. The Trust’s assets and liabilities were reflected in the Company’s consolidated financial statements at December 31, 2016 and 2015.

In connection with the formation of the investment funds, it was determined that in order to achieve success in raising investment capital, the assets to be invested in by the investment funds must be held by an entity that was separate and distinct from the Company (i.e. bankruptcy remote) in order to reduce this risk and uncertainty. In the event of the Company’s insolvency, it is anticipated that the assets of the Trust would not become part of the bankruptcy estate, but that outcome is uncertain.

The Company’s capital contributions, which are the only equity investments in the Trust, are insufficient to allow the Trust to finance the purchase of a significant amount of loans without the issuance of certificates to investors. Therefore, the Trust’s capitalization level qualifies the Trust as a VIE. The Company has a financial interest in the Trust because of its right to returns related to servicing fee revenue from the Trust, its right to reimbursement for expenses, and its obligation to repurchase loans from the Trust in certain instances. Additionally, the Company performs or directs activities that significantly affect the Trust’s economic performance through or by (i) operation of the platform that enables borrowers to apply for loans purchased by the Trust; (ii) credit underwriting and servicing of loans purchased by the Trust; (iii) LCA’s selection of the loans that are purchased by the Trust on behalf of advised Certificate holders; and (iv) LCA’s role to source investors that ultimately purchase limited partnership interests in a fund or Certificates, both of which supply the funds for the Trust to purchase loans. Collectively, the activities described above allow the Company to fund more loans than would be the case without the existence of the Trust, to collect the related loan transaction fees and for LCA to collect the management fees on the investors’ capital used to purchase certificates. Accordingly, the Company is deemed to have power to direct activities most significant to the Trust and economic interest in the activities because of loan funding and transaction and management fees. Therefore, the Company concluded that it is the primary beneficiary of the Trust and consolidated the Trust’s operations in its consolidated financial statements.

Investment In Cirrix Capital

On April 1, 2016, the Company closed its $10.0 million investment, for an approximate ownership interest of 15% in Cirrix Capital (Investment Fund), a holding company to a family of funds that purchases loans and interests in loans from the Company. Per the partnership agreement, the family of funds can invest up to 20% of their assets outside of whole loans and interests in whole loans facilitated by the Company. At December 31, 2016, 100% of the family of funds’ assets were comprised of whole loans and interests in loans facilitated by Lending Club’s platform. At the time the Company made its investment, the Company’s then Chief Executive Officer (former CEO) and a board member (together, the Related Party Investors) also had limited partnership interests in the Investment Fund. As of June 30, 2016, the end of the period in which the Company’s former CEO resigned, the Related Party Investors and the Company had an aggregate ownership of approximately 29% in the Investment Fund. As of December 31, 2016, the Company and a board member had an aggregate ownership interest of approximately 27% in the Investment Fund. As of December 31, 2016, the Company and a board member had an aggregate ownership interest of approximately 27% in the Investment Fund.

The Company’s investment is deemed to be a variable interest in the Investment Fund because of the limited partnership interest shares in the expected returns and losses of the Investment Fund. The expected returns and losses of the Investment Fund result from the net returns of the family of funds owned by the Investment Fund, which are derived from interest income earned from loans and interests in whole loans that are purchased by the family of funds, which are owned by the Investment Fund. Such loans and interests in loans were facilitated by the Company. Additionally, the Investment Fund is considered a VIE.

The Investment Fund passes the credit risk to the limited partners. The Company did not design the Investment Fund’s investment strategy and cannot require the Investment Fund to purchase loans. Additionally, the Company reviewed whether it collectively, with the board member’s investment, had power to control the Investment Fund and concluded that it did not based on the unilateral ability of the general partner to exercise power over the limited partnership and the inability of the limited partners to remove the general partner. The Company is not the primary beneficiary of the Investment Fund because the Company does not have the power to direct the activities that most significantly affect the Investment Fund’s economic performance. As a result, the Company does not consolidate the operations of the Investment Fund in the financial statements of the Company. The Company accounts for this investment under the equity method of accounting, which approximates its maximum exposure to loss as a result of its involvement in the Investment Fund. At December 31, 2016, the Company’s investment was $10.1 million, which is recognized in other assets on the consolidated balance sheet. See “Note 19. Related Party Transactions” for additional information.

Separately, the Company is subject to a credit support agreement that requires it to pledge and restrict cash in support of its contingent obligation to reimburse the Investment Fund for net credit losses on loans underlying the interests in whole loans that are in excess of a specified, aggregate net loss threshold. As of December 31, 2016, $3.4 million was pledged and restricted to support this contingent obligation. This credit support agreement is deemed to be a variable interest in the Investment Fund because it exposes the Company to potential credit losses on the underlying interests in loans purchased by the Investment Fund. The board member and the Company are excluded from receiving any benefits, if provided, from this credit support agreement. As of December 31, 2016, the Company has not been required to nor does it anticipate recording losses under this agreement. The Company’s maximum exposure to loss under this credit support agreement was limited to $6.0 million and $34.4 million at December 31, 2016 and 2015, respectively.

LCA Managed or Advised Private Funds

In conjunction with the adoption of a new accounting standard that amends accounting for consolidations effective January 1, 2016, the Company reviewed its relationship with the private funds managed or advised by LCA and concluded that it does not have a variable interest in the private funds. As of December 31, 2016, the Company does not hold any investments in the private funds. Certain of the Company’s related parties have investments in the private funds, as discussed in “Note 19. Related Party Transactions.” The Company charges the limited partners in the private funds a management fee based on their account balance at month end for services performed as the general manager, including fund administration, and audit, accounting and tax preparation services. Accordingly, the Company’s fee arrangements contain only terms, conditions, or amounts that are customarily present in arrangements for similar services negotiated at arm’s length. These fees are solely compensation for services provided and are commensurate with the level of effort required to provide those services. The Company does not have other interests in the private funds and therefore does not have a variable interest in the private funds.

Management regularly reviews and reconsiders its previous conclusions regarding whether it holds a variable interest in potential VIEs, the status of an entity as a VIE, and whether the Company is required to consolidate such VIEs in the consolidated financial statements.

Loan Servicing Rights

As a result of the nature of servicing rights on the sale of loans, the Company is a variable interest holder in certain entities that purchase these loans. For all of these entities, the Company either does not have the power to direct the activities that most significantly affect the VIE’s economic performance or does not have a potentially significant economic interest in the VIE. In no case is the Company the primary beneficiary, and as a result, these entities are not consolidated in the Company’s consolidated financial statements.

Goodwill and Intangible Assets

Goodwill represents the fair value of acquired businesses in excess of the aggregate fair value of the identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. Our annual impairment testing date is April 1. Impairment exists whenever the carrying value of goodwill exceeds its implied fair value. Adverse changes in impairment indicators such as loss of key personnel, increase regulatory oversight, or unplanned changes in our operations could result in impairment.

The Company recorded a goodwill impairment charge of $37.1 million for the year ended December 31, 2016 related to the education and patient finance reporting unit. See “Note 9. Intangible Assets and Goodwill” for a further description of this impairment. If the performance of the education and patient finance reporting unit fails to meet current expectations, it is possible that the carrying value of this reporting unit, even after the current impairment charge, will exceed its fair value, which could result in further recognition of a noncash impairment of goodwill that could be material. There were no goodwill impairment charges for the years ended December 31, 2015 or 2014.

The Company can elect to qualitatively assess goodwill for impairment if it is more likely than not that the fair value of a reporting unit (generally defined as a component of a business for which financial information is available and reviewed regularly by management) exceeds its carrying value. A qualitative assessment may consider macroeconomic and other industry-specific factors, such as trends in short-term and long-term interest rates and the ability to access capital or company-specific factors, such as market capitalization in excess of net assets, trends in revenue generating activities and merger or acquisition activity.

If the Company does not qualitatively assess goodwill it compares a reporting unit’s estimated fair value to its carrying value. Estimated fair value of a reporting unit is generally established using an income approach based on a discounted cash flow model or a market approach, which compares each reporting unit to comparable companies in their respective industries.

Intangible assets are amortized over their useful lives in a manner that best reflects their economic benefit, which may include straight-line or accelerated methods of amortization. Intangible assets are reviewed for impairment quarterly and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company does not have indefinite-lived intangible assets.

Debt

The Company has elected to record certain costs directly related to its secured revolving credit facility as an asset included in other assets on the Company’s consolidated balance sheets. These costs are amortized as interest expense over the contractual term of the secured revolving credit facility. Additionally, in instances where the Company transfers loans to investors that do not meet sale criteria for accounting purposes, such loan sales are accounted for as secured borrowings.

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Such estimates are based on management’s judgment. Actual amounts paid may differ from amounts estimated, and such differences will be charged to operations in the period in which the final determination of the liability is made. Legal fees associated with such contingencies are recognized as incurred.

Stock-based Compensation

Stock-based compensation includes expense associated with restricted stock units (RSUs), stock options, and our employee stock purchase plan (ESPP), as well as expense associated with stock issued related to our acquisition of Springstone. Stock-based compensation expense is based on the grant date fair value of the award, net of expected forfeitures, which are based on our historical experience. If actual forfeitures differ significantly from our estimates, stock-based compensation expense and our results of operations could be materially impacted.

The fair value of restricted stock units is based on the closing price of our common stock on the date of grant. To determine the fair value of stock options and ESPP purchase rights, we use the Black-Scholes option-pricing model, with inputs for the fair value of our common stock, expected common stock price volatility over the expected life of the stock options or ESPP purchase rights, expected term of the stock option or ESPP purchase right, risk-free interest rates and expected dividends. Prior to the Company’s IPO, the fair value of its shares of common stock was established by the Board. The Company’s Board relied upon valuations provided by third-party valuation firms and other factors, including, but not limited to, the current status of the technical and commercial success of the Company’s operations, the Company’s financial condition, the stage of the Company’s product design and development, and competition to establish the fair value of the Company’s common stock at the time of grant of the option.

As we do not have a significant trading history for our common stock, the expected stock price volatility for our common stock is estimated by reference to the average historical stock price volatility for our industry peers. The industry peer group used to estimate our volatility includes small, mid and large capitalization companies in the consumer finance, investment management and technology industries taking into account the similarity in size, stage of life cycle and financial leverage. The expected term represents the period of time that stock options are estimated to be outstanding, giving consideration to the contractual terms of the options, vesting schedules, and expectations of future exercise patterns and post-vesting employee termination behavior. Given our limited operating history, the simplified method is applied to calculate the expected term. We use a risk-free interest rate based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant. We have never declared or paid any cash or other dividends and do not anticipate paying cash or other dividends in the foreseeable future. Consequently, we use an expected dividend yield of 0.0% in our option-pricing model.

Stock-based compensation expense related to stock options and RSUs that are expected to vest is recognized over the vesting period of the award, which is generally four years, on a straight-line basis. The compensation expense related to ESPP purchase rights is recognized on a straight-line basis over the requisite service period, which is generally six months.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, the Company considers the available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it is able to realize its deferred tax assets in the future in excess of the net recorded amount, the Company adjusts the deferred tax asset valuation allowance, which reduces the provision for income taxes.

The Company accounts for the realization of excess tax benefits for stock-based compensation based on the “with-and-without” approach, excluding the measurement of any indirect effects. Equity will be increased if and when such deferred tax assets are ultimately realized.

The Company accounts for uncertain tax positions using a two-step process whereby (i) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position (“more-likely-than-not recognition threshold”) and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of provision for income tax in the consolidated statements of operations.

Use of Estimates

The preparation of the Company’s consolidated financial statements and related disclosures requires management to make judgments, assumptions and estimates that affect the amounts reported in its consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of certain assets and liabilities. These judgments, assumptions and estimates include but are not limited to the following: (i) fair value determinations for servicing assets and liabilities; (ii) fair value determinations for loans, loans held for sale, notes and certificates; (iii) fair value determinations for securities available for sale; (iv) stock-based compensation expense; (v) provision for income taxes, net of valuation allowance for deferred tax assets; (vi) recoverability of property, equipment and software; (vii) carrying values of goodwill and intangible assets; (viii) consolidation of variable interest entities; and (ix) reserves for contingencies. These judgments, estimates and assumptions are inherently subjective in nature and actual results may differ from these estimates and assumptions, and the differences could be material.

Adoption of New Accounting Standards

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, that amended the presentation of deferred income taxes in the statement of financial position. This ASU was effective January 1, 2017. ASU 2015-17 simplifies the presentation to require that deferred income taxes be presented as noncurrent in a classified statement of financial position. The Company does not present a classified statement of financial position and accordingly ASU 2015-17 does not have an impact on its presentation of deferred tax assets and liabilities.

In August 2014, the FASB issued ASU 2014-15 Presentation of Financial Statements – Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess a company’s ability to continue as a going concern for each annual and interim reporting period, and disclose in its financial statements whether there is substantial doubt about the company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The standard is effective for annual reporting periods, and interim periods therein, ending after December 15, 2016. The Company has adopted ASU 2014-15 and evaluated the Company’s ability to continue as a going concern as well as the need for related disclosure and has concluded no disclosure is necessary regarding the Company’s ability to continue as a going concern.

New Accounting Standards Not Yet Adopted

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) – Simplifying the Test for Goodwill Impairment. ASU 2017-04 will simplify the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Current guidance requires that companies compute the implied fair value of goodwill under Step 2 by performing procedures to determine the fair value at the impairment testing date of its assets and liabilities following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. ASU 2017-04 will require companies to perform annual or interim goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount, and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. ASU 2017-04 will be effective for annual periods beginning after December 15, 2019, including interim periods within that reporting period, and will be applied prospectively. Early adoption of this standard is permitted. The Company currently is evaluating the impact this guidance may have on its financial position, results of operations, and cash flows.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments and in November 2016 issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The new standard will be effective January 1, 2018, and amends the existing accounting standards for the statement of cash flows. The amendments provide guidance on the following nine cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; separately identifiable cash flows and application of the predominance principle; and restricted cash. Early adoption is permitted, including adoption in an interim period. The Company is evaluating the impact that these standards will have on the consolidated statement of cash flows. However, the impact will depend on the facts and circumstances at the time of adoption of the new standards.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The Company accounts for its loans at fair value through net income, which is outside the scope of Topic 326 and does not expect this guidance to have a material impact on the Company’s financial position, results of operations, or cash flows.

In March 2016, the FASB issued ASU 2016-09 Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This ASU simplifies several aspects of the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. This new standard is effective for annual periods beginning after December 15, 2016, and interim periods within that reporting period. The Company will adopt this standard in the first quarter of 2017, under the modified retrospective method, with the cumulative effect of adoption recorded as an adjustment to 2017 beginning retained earnings. The new standard will result in excess tax benefits and deficiencies on share-based transactions being recorded as income tax expense or benefit rather than in additional-paid-in-capital. The Company also will classify excess tax benefits on share-based payments in the operating section of the consolidated statement of cash flows. The Company has not concluded whether to account for share-based award forfeitures as they occur, rather than, making estimates of future forfeitures. The Company’s previously unrecognized excess tax benefits were recorded as a deferred tax asset, which was fully reduced by a valuation allowance. Therefore, the requirement to recognize these excess tax benefits in the income tax provision is not expected to have a material adoption impact.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) that amended the accounting guidance related to lease accounting. The new standard is effective January 1, 2019, with modified retrospective transition upon adoption. The guidance requires lessees, at lease inception, to record on their balance sheets a lease liability for the obligation to make lease payments and a right-of-use (ROU) asset for the right to use the underlying asset for the lease term. Lessees may elect to not recognize lease liabilities and ROU assets for leases with terms of 12 months or less. The lease liability is measured at the present value of the lease payments over the lease term. The ROU asset will be based on the liability, adjusted for lease prepayments, lease incentives, and the lessee’s initial direct costs. For operating leases, lease expense will generally be recognized on a straight-line basis over the lease term. The amended lessor accounting model is similar to the current model, updated to align with certain changes to the lessee model and the new revenue standard. The Company is evaluating the impact that ASU 2016-02 will have on its financial position, results of operations or cash flows.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments - Overall (Subtopic: 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which will be effective January 1, 2018. The amendment changes the accounting for equity investments, changes disclosure requirements related to instruments at amortized cost and fair value, and clarifies how entities should evaluate deferred tax assets for securities classified as available for sale. Affected entities should apply the amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The Company is evaluating the impact that ASU 2016-01 will have on its financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU 2014-09 Revenue from Contracts with Customers (Topic 606), which will be effective January 1, 2018. The guidance clarifies that revenue from contracts with customers should be recognized in a manner that depicts both the likelihood of payment and the timing of the related transfer of goods or performance of services. In March 2016, the FASB issued an amendment (ASU 2016-08) to the new revenue recognition guidance clarifying how to determine if an entity is a principal or agent in a transaction. In April (ASU 2016-10) and May (ASU 2016-12) of 2016, the FASB further amended the guidance to include performance obligation identification, licensing implementation, collectability assessment and other presentation and transition clarifications. The effective date and transition requirements for the amendments is the same as for ASU 2014-09.

The Company is in its preliminary scoping phase to determine the revenue streams that are in the scope of these updates. Preliminary results indicate that transactions fees and management fees contain revenue streams that are in scope of these updates, while servicing fees and gain or loss on sale of loans remain within the scope of ASC Topic 860, Transfers and Servicing. The Company plans to adopt the standards beginning January 1, 2018 and currently anticipates using the modified retrospective method of adoption. However, the adoption method to be used is subject to completion of the Company’s impact assessment.